COMMITMENTS, CONTINGENCIES AND GUARANTEES - Summary of Letters of Credit Issued (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 296	$ 336
Brookfield Renewable along with institutional investors
Disclosure of contingent liabilities [line items]
Issued letters of credit	48	50
Brookfield Renewable's subsidiaries
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 248	$ 286